Consolidated Statements of Cash Flows	12 Months Ended
	Feb. 28, 2025 SGD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 SGD ($)	Feb. 28, 2023 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (452,450)	$ (335,310)	$ 33,348	$ 29,910
Adjustments to reconcile net income to net cash used in operating activities:
Provision for expected credit losses accounts	45,093	33,418	97,167
Depreciation	185	137
Change in operating assets and liabilities:
Other current assets	(7,944)	(5,887)	(7,396)	77
Advance payment to vendor	(147,135)	(109,042)
Accruals and other payables	559,684	414,782	9,625	6,519
Deferred revenue	527,979	391,285	16,699
Net cash (used in)provided by operating activities	428,469	317,539	(9,517)	36,506
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment, representing net cash used in investing activities	(2,216)	(1,642)
Net cash used in investing activities	(2,216)	(1,642)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	276,250	204,729
Repayments of borrowings	(10,502)	(7,783)	(10,181)	(9,930)
Deferred offering costs	(787,977)	(583,970)
Net movements in amount due to director	361,219	267,699	(29,232)	23,326
Net cash used in by financing activities	(161,010)	(119,325)	(39,413)	13,396
Net change in cash and cash equivalents	265,243	196,572	(48,930)	49,902
Cash, cash equivalents - beginning of year	3,193	2,366	52,123	2,221
Cash, cash equivalents - end of year	268,436	198,938	3,193	52,123
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid (refunded) for income tax
Cash paid for interest	148	110	468	723
Related Party [Member]
Change in operating assets and liabilities:
Account receivables			(22,167)
Third Parties [Member]
Change in operating assets and liabilities:
Account receivables	$ (96,943)	$ (71,844)	$ (136,793)